OTHER OPERATING INCOME/(EXPENSES)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME/(EXPENSES)

36)	OTHER OPERATING INCOME/(EXPENSES)

	R$ thousands
	Year ended December 31
	2025	2024	2023
Tax expenses	(8,089,531)	(6,874,960)	(7,343,849)
Legal provision	(8,655,168)	(5,953,971)	(6,351,410)
Income from sales of non-current assets, investments, and property and equipment, net	130,146	191,948	193,968
Card sales expenses	(4,466,598)	(4,240,502)	(3,544,693)
Other (1)	(1,615,571)	(1,215,611)	121,428
Total	(22,696,722)	(18,093,096)	(16,924,556)
(1)	Composed mainly of operating income and expenses whose balances are not individually relevant and have no specific classification.